LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–80.71%
Aerospace & Defense–2.63%
†Boeing	1,738	$ 382,256
General Dynamics	15,166	2,972,991
L3Harris Technologies	1,601	352,604
Lockheed Martin	1,051	362,700
Northrop Grumman	1,034	372,395
Raytheon Technologies	75,319	6,474,422
Textron	32,383	2,260,657
†TransDigm Group	621	387,858
		13,565,883
Air Freight & Logistics–0.56%
CH Robinson Worldwide	4,236	368,532
Expeditors International of Washington	3,010	358,581
FedEx	1,408	308,760
United Parcel Service Class B	10,119	1,842,670
		2,878,543
Airlines–0.16%
†Delta Air Lines	9,852	419,794
†Southwest Airlines	7,930	407,840
		827,634
Auto Components–0.07%
†Aptiv	2,387	355,591
		355,591
Automobiles–1.14%
†Ford Motor	29,881	423,115
†General Motors	90,507	4,770,624
Harley-Davidson	6,906	252,829
†Tesla	552	428,065
		5,874,633
Banks–7.35%
Bank of America	194,549	8,258,605
Citigroup	5,347	375,253
Citizens Financial Group	67,097	3,152,217
Comerica	29,652	2,386,986
Cullen/Frost Bankers	12,626	1,497,696
Fifth Third Bancorp	47,509	2,016,282
First Republic Bank	1,930	372,259
JPMorgan Chase & Co.	2,393	391,710
KeyCorp	18,865	407,861
M&T Bank	19,771	2,952,601
PNC Financial Services Group	20,651	4,040,162
Regions Financial	18,752	399,605
†SVB Financial Group	672	434,703
Truist Financial	50,489	2,961,180
US Bancorp	6,746	400,982
Wells Fargo & Co.	117,772	5,465,799
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Banks (continued)
Zions Bancorp	38,333	$ 2,372,429
		37,886,330
Beverages–1.68%
Anheuser-Busch InBev	19,045	1,080,183
Brown-Forman Class B Class B	5,402	361,988
Coca-Cola	49,528	2,598,734
Constellation Brands Class A	1,757	370,182
Diageo	26,981	1,306,285
Heineken	18,049	1,883,861
Keurig Dr Pepper	10,787	368,484
†Monster Beverage	3,884	345,016
PepsiCo	2,338	351,659
		8,666,392
Biotechnology–0.81%
AbbVie	3,163	341,193
Amgen	1,681	357,465
†Biogen	1,099	311,006
†BioMarin Pharmaceutical	4,998	386,295
†BioNTech ADR	1,077	294,010
†CureVac	5,621	307,019
Gilead Sciences	5,185	362,172
†Incyte	5,014	344,863
†Moderna	980	377,163
†Regeneron Pharmaceuticals	566	342,532
†Seagen	2,358	400,388
†Vertex Pharmaceuticals	1,918	347,906
		4,172,012
Building Products–0.63%
Carrier Global	6,784	351,140
Johnson Controls International	37,790	2,572,743
Trane Technologies	1,942	335,286
		3,259,169
Capital Markets–3.59%
Ameriprise Financial	1,435	379,012
Bank of New York Mellon	7,045	365,213
BlackRock	409	343,012
Blackstone	3,274	380,897
Charles Schwab	64,352	4,687,400
CME Group	1,893	366,068
†Coinbase Global Class A	1,459	331,893
Franklin Resources	12,066	358,602
Goldman Sachs Group	8,110	3,065,823
Intercontinental Exchange	3,161	362,946
KKR & Co.	5,933	361,201
MarketAxess Holdings	789	331,924
Moody's	997	354,045
Morgan Stanley	31,715	3,086,187
MSCI	607	369,262
LVIP Invesco Select Equity Income Managed Volatility Fund–1

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
Nasdaq	1,991	$ 384,303
Northern Trust	3,227	347,903
S&P Global	858	364,556
State Street	22,868	1,937,377
T. Rowe Price Group	1,716	337,537
		18,515,161
Chemicals–2.06%
Air Products & Chemicals	1,404	359,578
†Axalta Coating Systems	34,007	992,664
BASF	13,976	1,059,524
Celanese	2,406	362,440
Corteva	50,361	2,119,191
Dow	15,496	891,950
DuPont de Nemours	26,330	1,790,177
Ecolab	1,666	347,561
International Flavors & Fragrances	2,468	330,021
†Linde	1,196	350,883
LyondellBasell Industries Class A	3,825	358,976
Nutrien	15,047	976,641
PPG Industries	2,332	333,499
Sherwin-Williams	1,222	341,830
		10,614,935
Commercial Services & Supplies–0.35%
Cintas	958	364,672
†Copart	2,640	366,221
Republic Services	3,033	364,142
Waste Connections	2,896	364,693
Waste Management	2,422	361,750
		1,821,478
Communications Equipment–1.41%
†Arista Networks	1,015	348,795
Cisco Systems	120,179	6,541,343
Motorola Solutions	1,564	363,348
		7,253,486
Construction & Engineering–0.32%
Quanta Services	14,403	1,639,349
		1,639,349
Construction Materials–0.13%
Martin Marietta Materials	1,001	342,022
Vulcan Materials	2,048	346,439
		688,461
Consumer Finance–1.18%
American Express	29,923	5,013,000
Capital One Financial	2,233	361,679
Discover Financial Services	2,903	356,634
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Consumer Finance (continued)
Synchrony Financial	7,635	$ 373,199
		6,104,512
Containers & Packaging–0.75%
Amcor	29,367	340,363
Avery Dennison	4,036	836,300
Ball	3,970	357,181
International Paper	26,786	1,497,873
Sonoco Products	13,798	822,085
		3,853,802
Distributors–0.07%
Genuine Parts	2,982	361,508
		361,508
Diversified Financial Services–0.31%
†Berkshire Hathaway Class B Class B	1,316	359,189
Voya Financial	20,127	1,235,597
		1,594,786
Diversified Telecommunication Services–1.13%
AT&T	111,852	3,021,123
Deutsche Telekom	82,615	1,656,777
†Liberty Global Class C	13,614	401,068
Lumen Technologies	31,751	393,395
Verizon Communications	6,766	365,432
		5,837,795
Electric Utilities–2.67%
American Electric Power	34,222	2,778,142
Avangrid	6,843	332,570
Duke Energy	10,529	1,027,525
Edison International	6,310	350,016
Entergy	32,302	3,207,912
Eversource Energy	4,079	333,499
Exelon	64,598	3,122,667
FirstEnergy	34,427	1,226,290
NextEra Energy	4,354	341,876
PPL	12,630	352,124
Southern	5,580	345,792
Xcel Energy	5,320	332,500
		13,750,913
Electrical Equipment–1.02%
ABB	41,710	1,395,275
AMETEK	2,788	345,740
Eaton	2,243	334,902
Emerson Electric	30,163	2,841,355
Rockwell Automation	1,191	350,202
		5,267,474
Electronic Equipment, Instruments & Components–0.99%
Amphenol Class A	5,043	369,299

LVIP Invesco Select Equity Income Managed Volatility Fund–2

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
CDW	1,919	$ 349,296
Corning	38,230	1,395,013
†Keysight Technologies	2,190	359,795
TE Connectivity	16,776	2,302,003
†Zebra Technologies Class A	657	338,631
		5,114,037
Energy Equipment & Services–0.17%
Baker Hughes	18,117	448,033
Schlumberger	14,195	420,740
		868,773
Entertainment–1.54%
Activision Blizzard	4,547	351,892
Electronic Arts	2,681	381,372
†Netflix	3,499	2,135,580
†ROBLOX Class A	4,539	342,922
†Roku	1,069	334,971
†Walt Disney	25,872	4,376,766
		7,923,503
Equity Real Estate Investment Trusts–1.57%
Alexandria Real Estate Equities	1,785	341,060
American Tower	1,291	342,644
AvalonBay Communities	1,644	364,376
Boston Properties	3,273	354,629
Crown Castle International	1,896	328,615
Digital Realty Trust	2,308	333,391
Equinix	449	354,768
Equity Residential	4,553	368,429
Essex Property Trust	1,174	375,375
Healthpeak Properties	10,682	357,633
Prologis	2,799	351,079
Public Storage	1,157	343,745
Realty Income	5,223	338,764
SBA Communications	1,037	342,801
Simon Property Group	2,870	373,014
Ventas	6,881	379,900
Welltower	4,461	367,586
Weyerhaeuser	57,650	2,050,610
		8,068,419
Food & Staples Retailing–1.46%
Costco Wholesale	818	367,568
Kroger	8,001	323,480
Sysco	21,739	1,706,512
†U.S. Foods Holding	35,680	1,236,669
Walgreens Boots Alliance	7,776	365,861
Walmart	25,200	3,512,376
		7,512,466
Food Products–2.05%
Archer-Daniels-Midland	6,371	382,324
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Food Products (continued)
Campbell Soup	50,445	$ 2,109,105
Conagra Brands	11,137	377,210
General Mills	6,230	372,678
Hershey	2,087	353,225
Hormel Foods	8,107	332,387
JM Smucker	2,817	338,124
Kellogg	5,677	362,874
Kraft Heinz	63,700	2,345,434
McCormick & Co.	4,290	347,619
Mondelez International Class A	5,916	344,193
Nestle	20,848	2,511,976
Tyson Foods Class A	4,700	371,018
		10,548,167
Health Care Equipment & Supplies–2.49%
Abbott Laboratories	2,923	345,294
†Align Technology	551	366,652
Baxter International	4,995	401,748
Becton Dickinson & Co.	8,591	2,111,840
†Boston Scientific	8,452	366,732
Danaher	1,167	355,281
†DexCom	723	395,380
†Edwards Lifesciences	3,113	352,423
†IDEXX Laboratories	550	342,045
†Intuitive Surgical	354	351,929
Medtronic	39,687	4,974,765
ResMed	1,314	346,305
Stryker	1,415	373,164
West Pharmaceutical Services	835	354,491
Zimmer Biomet Holdings	9,662	1,414,130
		12,852,179
Health Care Providers & Services–3.07%
AmerisourceBergen	3,098	370,056
Anthem	10,487	3,909,554
Cardinal Health	7,309	361,503
†Centene	5,841	363,953
Cigna	9,559	1,913,329
CVS Health	51,743	4,390,911
HCA Healthcare	1,506	365,536
Humana	908	353,348
†Laboratory Corp of America Holdings	1,225	344,764
McKesson	9,069	1,808,177
Quest Diagnostics	2,437	354,121
UnitedHealth Group	873	341,116
Universal Health Services Class B	6,959	962,917
		15,839,285
Health Care Technology–0.13%
Cerner	4,758	335,534

LVIP Invesco Select Equity Income Managed Volatility Fund–3

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Technology (continued)
†Veeva Systems Class A	1,170	$ 337,159
		672,693
Hotels, Restaurants & Leisure–1.95%
†Airbnb Class A	2,583	433,298
†Booking Holdings	984	2,335,888
†Carnival	16,869	421,894
†Chipotle Mexican Grill	196	356,234
Darden Restaurants	4,962	751,594
†DraftKings Class A	7,222	347,811
†Expedia Group	2,689	440,727
†Hilton Worldwide Holdings	3,038	401,350
†Las Vegas Sands	35,086	1,284,148
†Marriott International Class A	2,822	417,910
McDonald's	9,052	2,182,528
Starbucks	3,230	356,301
Yum! Brands	2,748	336,108
		10,065,791
Household Durables–0.20%
DR Horton	3,959	332,437
Garmin	2,203	342,478
Lennar Class A	3,567	334,157
		1,009,072
Household Products–0.35%
Church & Dwight	4,367	360,583
Clorox	2,208	365,667
Colgate-Palmolive	4,768	360,365
Kimberly-Clark	2,718	359,972
Procter & Gamble	2,552	356,770
		1,803,357
Industrial Conglomerates–0.55%
3M	10,100	1,771,742
General Electric	3,755	386,877
Honeywell International	1,650	350,262
Roper Technologies	782	348,874
		2,857,755
Insurance–3.29%
Aflac	6,665	347,446
Allstate	2,750	350,103
American International Group	67,042	3,679,935
Aon Class A	1,344	384,075
Arthur J. Gallagher	2,591	385,152
Chubb	2,017	349,909
Hartford Financial Services Group	60,527	4,252,022
†Markel	296	353,759
Marsh & McLennan	2,388	361,615
MetLife	6,208	383,220
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Principal Financial Group	5,776	$ 371,974
Progressive	3,851	348,092
Prudential Financial	3,600	378,720
Travelers	23,097	3,510,975
Willis Towers Watson	6,487	1,507,968
		16,964,965
Interactive Media & Services–0.50%
†Alphabet Class A	135	360,925
†Facebook Class A	1,045	354,663
†Match Group	2,797	439,101
†Pinterest Class A	6,974	355,325
†Snap	5,093	376,220
†Twitter	6,008	362,823
†Zillow Group Class C	3,912	344,804
		2,593,861
Internet & Direct Marketing Retail–0.42%
†Amazon.com	116	381,065
†Coupang	12,005	334,339
†Doordash Class A	2,011	414,226
eBay	5,120	356,710
†MercadoLibre	208	349,315
†Wayfair Class A	1,292	330,119
		2,165,774
IT Services–3.68%
Accenture Class A	1,128	360,870
†Akamai Technologies	3,231	337,930
Automatic Data Processing	8,750	1,749,300
Cognizant Technology Solutions Class A	73,950	5,487,830
†EPAM Systems	596	340,006
Fidelity National Information Services	17,921	2,180,627
†Fiserv	16,313	1,769,961
†FleetCor Technologies	1,456	380,409
Global Payments	2,304	363,064
International Business Machines	19,568	2,718,582
Mastercard Class A	1,058	367,845
†Okta	1,605	380,931
Paychex	3,202	360,065
†PayPal Holdings	1,375	357,789
†Snowflake Class A	1,408	425,821
†Square Class A	1,427	342,252
†Twilio	1,101	351,274
†VeriSign	1,734	355,487
Visa Class A	1,624	361,746
		18,991,789
Leisure Products–0.06%
†Peloton Interactive Class A	3,477	302,673
		302,673

LVIP Invesco Select Equity Income Managed Volatility Fund–4

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services–0.40%
Agilent Technologies	2,234	$ 351,922
†Illumina	771	312,725
†IQVIA Holdings	1,474	353,082
†Mettler-Toledo International	242	333,321
Thermo Fisher Scientific	668	381,649
†Waters	933	333,361
		2,066,060
Machinery–2.03%
Caterpillar	1,805	346,506
Cummins	1,596	358,398
Deere & Co.	5,349	1,792,289
Dover	2,174	338,057
Flowserve	41,539	1,440,157
Fortive	5,115	360,965
Illinois Tool Works	1,604	331,434
Otis Worldwide	4,173	343,354
PACCAR	4,680	369,346
Parker-Hannifin	5,622	1,572,024
Pentair	21,952	1,594,374
Stanley Black & Decker	9,131	1,600,756
		10,447,660
Media–1.95%
†Charter Communications Class A	2,885	2,099,011
Comcast Class A	101,644	5,684,949
Fox Class A	10,217	409,804
†Liberty Broadband Class C Class C	2,009	346,954
†Liberty Media-Liberty SiriusXM Class C Class C	7,783	369,459
Omnicom Group	5,243	379,908
Sirius XM Holdings	59,621	363,688
ViacomCBS Class B	9,457	373,646
		10,027,419
Metals & Mining–0.58%
Barrick Gold	49,591	895,117
Freeport-McMoRan	11,453	372,566
Newmont	26,219	1,423,692
Nucor	3,228	317,926
		3,009,301
Multiline Retail–0.76%
Dollar General	1,599	339,212
†Dollar Tree	3,659	350,240
Target	14,038	3,211,473
		3,900,925
Multi-Utilities–1.04%
Ameren	4,194	339,714
CMS Energy	5,795	346,135
Consolidated Edison	4,882	354,384
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
Dominion Energy	40,482	$ 2,955,996
DTE Energy	3,045	340,157
Public Service Enterprise Group	5,783	352,185
Sempra Energy	2,768	350,152
WEC Energy Group	3,850	339,570
		5,378,293
Oil, Gas & Consumable Fuels–4.56%
Canadian Natural Resources	31,018	1,134,094
†Cheniere Energy	4,431	432,776
Chevron	36,103	3,662,649
ConocoPhillips	97,024	6,575,316
Devon Energy	51,663	1,834,553
EOG Resources	5,743	460,991
Exxon Mobil	7,122	418,916
Hess	5,753	449,367
Kinder Morgan	23,564	394,226
Marathon Petroleum	6,762	417,959
Occidental Petroleum	16,880	499,310
ONEOK	7,336	425,415
Phillips 66	5,695	398,821
Pioneer Natural Resources	22,247	3,704,348
Total	38,675	1,848,585
Valero Energy	6,144	433,582
Williams	15,624	405,287
		23,496,195
Personal Products–0.32%
Estee Lauder Class A	1,136	340,720
L'Oreal	3,190	1,320,035
		1,660,755
Pharmaceuticals–4.33%
Bristol-Myers Squibb	60,201	3,562,093
Eli Lilly & Co.	10,406	2,404,306
GlaxoSmithKline	52,929	998,938
Johnson & Johnson	36,476	5,890,874
Merck & Co.	77,567	5,826,057
Pfizer	31,444	1,352,406
Royalty Pharma Class A	9,630	348,028
Sanofi	16,426	1,581,233
Zoetis	1,783	346,152
		22,310,087
Professional Services–0.29%
†CoStar Group	4,485	385,979
Equifax	1,452	367,966
IHS Markit	3,130	365,021
Verisk Analytics	1,912	382,916
		1,501,882

LVIP Invesco Select Equity Income Managed Volatility Fund–5

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.77%
†CBRE Group Class A	40,962	$ 3,988,060
		3,988,060
Road & Rail–0.93%
CSX	100,001	2,974,030
Kansas City Southern	1,293	349,937
Norfolk Southern	1,431	342,367
Old Dominion Freight Line	1,329	380,067
†Uber Technologies	9,400	421,120
Union Pacific	1,680	329,297
		4,796,818
Semiconductors & Semiconductor Equipment–2.54%
†Advanced Micro Devices	3,590	369,411
Analog Devices	2,254	377,500
Applied Materials	2,908	374,347
Broadcom	4,024	1,951,359
Intel	49,454	2,634,909
KLA	1,173	392,380
Lam Research	655	372,793
Marvell Technology	6,276	378,506
Microchip Technology	7,582	1,163,761
†Micron Technology	5,348	379,601
NVIDIA	1,776	367,916
NXP Semiconductors	7,430	1,455,314
QUALCOMM	13,736	1,771,669
Skyworks Solutions	2,100	346,038
Texas Instruments	1,999	384,228
†Xilinx	2,569	387,893
		13,107,625
Software–1.96%
†Adobe	580	333,918
†ANSYS	1,037	353,047
†Autodesk	1,123	320,246
†Cadence Design Systems	2,365	358,156
Citrix Systems	3,639	390,719
†Crowdstrike Holdings Class A	1,578	387,841
†DocuSign	1,312	337,748
†Fortinet	1,260	367,970
†HubSpot	558	377,258
Intuit	678	365,788
Microsoft	1,233	347,607
NortonLifeLock	14,587	369,051
Oracle	4,224	368,037
†Palantir Technologies Class A	15,416	370,601
†Palo Alto Networks	1,009	483,311
†RingCentral Class A	1,496	325,380
†salesforce.com	1,466	397,609
†ServiceNow	625	388,919
†Splunk	9,410	1,361,721
†Synopsys	1,184	354,501
†UiPath Class A	6,182	325,235
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Unity Software	3,013	$ 380,391
†VMware	2,379	353,757
†Workday Class A	1,591	397,575
†Zoom Video Communications Class A	1,115	291,573
		10,107,959
Specialty Retail–1.75%
†AutoZone	226	383,746
Best Buy	3,285	347,257
†CarMax	2,966	379,529
Gap	30,921	701,907
Home Depot	1,140	374,217
Kingfisher	194,358	877,308
Lowe's	1,778	360,685
†O'Reilly Automotive	619	378,246
Ross Stores	3,052	332,210
TJX	68,489	4,518,904
†Ulta Beauty	1,024	369,582
		9,023,591
Technology Hardware, Storage & Peripherals–0.50%
Apple	2,498	353,467
†Dell Technologies Class C	3,757	390,878
Hewlett Packard Enterprise	25,762	367,109
HP	13,310	364,162
NetApp	4,587	411,729
Seagate Technology Holdings	4,200	346,584
†Western Digital	6,257	353,145
		2,587,074
Textiles, Apparel & Luxury Goods–0.37%
Columbia Sportswear	8,850	848,184
†Lululemon Athletica	944	382,037
NIKE Class B	2,239	325,170
VF	4,915	329,256
		1,884,647
Tobacco–0.72%
Altria Group	7,750	352,780
Philip Morris International	35,357	3,351,490
		3,704,270
Trading Companies & Distributors–0.13%
Fastenal	6,772	349,503
WW Grainger	871	342,355
		691,858
Water Utilities–0.07%
American Water Works	2,040	344,842
		344,842
Wireless Telecommunication Services–0.22%
†T-Mobile	2,650	338,564

LVIP Invesco Select Equity Income Managed Volatility Fund–6

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Wireless Telecommunication Services (continued)
Vodafone Group	520,061	$ 791,373
		1,129,937
Total Common Stock (Cost $317,196,115)		416,109,664
CONVERTIBLE PREFERRED STOCK–0.07%
†AMG Capital Trust II 5.15%, expiration date 10/15/37	6,068	361,046
Total Convertible Preferred Stock (Cost $294,815)		361,046
PREFERRED STOCK–0.00%
•Wells Fargo & Co 5.85% (LIBOR03M + 3.09%)	1,089	29,784
Total Preferred Stock (Cost $28,728)		29,784

	Principal Amount°
AGENCY OBLIGATION–0.02%
Federal Home Loan Mortgage 6.75% 3/15/31	68,000	98,690
Total Agency Obligation (Cost $91,366)		98,690
CONVERTIBLE BONDS–2.34%
Airlines–0.08%
JetBlue Airways 0.50%, excercise price $0.50 4/1/26	248,000	243,001
Spirit Airlines 1.00%, excercise price $1.00 5/15/26	174,000	163,024
		406,025
Banks–0.07%
BofA Finance 0.13%, excercise price $0.13 9/1/22	321,000	387,768
		387,768
Computers–0.06%
Western Digital 1.50%, excercise price $1.50 2/1/24	291,000	293,340
		293,340
Health Care Products–0.08%
Integra LifeSciences Holdings 0.50%, excercise price $0.50 8/15/25	289,000	317,466
Tandem Diabetes Care 1.50%, excercise price $1.50 5/1/25	56,000	71,486
		388,952
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Health Care Services–0.11%
Teladoc Health 1.25%, excercise price $1.25 6/1/27	551,000	$ 553,445
		553,445
Internet–0.32%
Booking Holdings 0.75%, excercise price $0.75 5/1/25	61,000	89,579
FireEye
1.00%, exercise price $1.00 6/1/35	221,000	217,037
1.63%, exercise price $1.62 6/1/35	241,000	240,714
Shopify 0.13%, excercise price $0.13 11/1/25	336,000	411,264
Trip.com Group 1.25%, excercise price $1.25 9/15/22	387,000	368,377
TripAdvisor 0.25%, excercise price $0.25 4/1/26	49,000	44,296
Twitter 0.01%, excercise price $0.01 3/15/26	297,000	275,717
		1,646,984
Leisure Time–0.07%
Peloton Interactive 0.01%, excercise price $0.01 2/15/26	402,000	353,875
		353,875
Media–0.71%
Cable One
0.01%, exercise price $0.01 3/15/26	393,000	384,747
1.13%, exercise price $1.13 3/15/28	188,000	190,750
DISH Network 3.38%, excercise price $3.37 8/15/26	1,103,000	1,146,569
Liberty Broadband 1.25%, excercise price $1.25 9/30/50	383,000	388,937
Liberty Latin America 2.00%, excercise price $2.00 7/15/24	396,000	401,940
Liberty Media 1.38%, excercise price $1.37 10/15/23	780,000	1,061,941
Liberty Media Corp-Liberty Formula One 1.00%, excercise price $1.00 1/30/23	70,000	99,316
		3,674,200

LVIP Invesco Select Equity Income Managed Volatility Fund–7

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS (continued)
Pharmaceuticals–0.18%
Jazz Investments I 2.00%, excercise price $2.00 6/15/26	249,000	$ 287,439
Neurocrine Biosciences 2.25%, excercise price $2.25 5/15/24	251,000	332,781
Pacira BioSciences 0.75%, excercise price $0.75 8/1/25	137,000	147,446
Pacira Pharmaceuticals 2.38%, excercise price $2.37 4/1/22	28,000	28,998
Supernus Pharmaceuticals 0.63%, excercise price $0.63 4/1/23	158,000	155,235
		951,899
Real Estate–0.07%
Redfin 0.01%, excercise price $0.01 10/15/25	378,000	376,631
		376,631
Semiconductors–0.11%
Microchip Technology 0.13%, excercise price $0.13 11/15/24	515,000	582,179
		582,179
Software–0.45%
Dropbox 0.01%, excercise price $0.01 3/1/26	602,000	628,807
Splunk 1.13%, excercise price $1.12 6/15/27	764,000	749,198
Zynga 0.01%, excercise price $0.01 12/15/26	951,000	918,309
		2,296,314
Telecommunications–0.03%
Finisar 0.50%, excercise price $0.50 12/15/36	141,000	140,677
		140,677
Total Convertible Bonds (Cost $11,474,174)		12,052,289
CORPORATE BONDS–4.96%
Aerospace & Defense–0.07%
Boeing 5.81% 5/1/50	265,000	353,237
Raytheon Technologies 4.45% 11/16/38	28,000	33,903
		387,140
Agriculture–0.08%
Altria Group 5.80% 2/14/39	185,000	227,491
Philip Morris International
3.60% 11/15/23	36,000	38,368
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Agriculture (continued)
Philip Morris International (continued)
4.88% 11/15/43	108,000	$ 132,415
		398,274
Airlines–0.03%
♦American Airlines Pass Through Trust 3.70% 4/1/28	26,038	26,519
♦United Airlines Pass Through Trust
3.50% 9/1/31	41,216	43,466
3.75% 3/3/28	31,818	33,461
4.15% 10/11/25	27,281	28,807
		132,253
Auto Manufacturers–0.14%
General Motors 6.60% 4/1/36	186,000	249,679
General Motors Financial 5.25% 3/1/26	44,000	50,281
Toyota Motor Credit 2.60% 1/11/22	395,000	397,551
		697,511
Banks–0.66%
Bank of America 3.25% 10/21/27	275,000	296,934
Citigroup
μ3.67% 7/24/28	49,000	53,861
4.75% 5/18/46	34,000	42,694
5.30% 5/6/44	22,000	29,280
6.68% 9/13/43	299,000	455,306
Goldman Sachs Group
μ2.91% 7/21/42	50,000	49,298
4.25% 10/21/25	275,000	304,543
μHSBC Holdings 2.63% 11/7/25	400,000	417,227
JPMorgan Chase & Co.
3.20% 6/15/26	36,000	38,888
•3.45% 1/1/22	58,000	58,217
μ3.51% 1/23/29	327,000	355,714
μ3.90% 1/23/49	102,000	117,098
μ4.26% 2/22/48	46,000	55,464
Morgan Stanley 4.00% 7/23/25	61,000	67,204
PNC Financial Services Group 3.45% 4/23/29	291,000	322,441
U.S. Bancorp 3.10% 4/27/26	208,000	224,545
Wells Fargo & Co.
3.55% 9/29/25	59,000	64,275
4.10% 6/3/26	40,000	44,550
4.65% 11/4/44	333,000	408,020
		3,405,559
Beverages–0.07%
Anheuser-Busch InBev Worldwide
4.70% 2/1/36	91,000	109,968
4.90% 2/1/46	101,000	124,151

LVIP Invesco Select Equity Income Managed Volatility Fund–8

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages (continued)
Heineken 3.50% 1/29/28	90,000	$ 98,314
Molson Coors Beverage 4.20% 7/15/46	34,000	37,628
		370,061
Biotechnology–0.07%
Gilead Sciences 3.25% 9/1/22	330,000	337,393
		337,393
Chemicals–0.00%
Sherwin-Williams 4.50% 6/1/47	14,000	16,971
		16,971
Computers–0.11%
Apple
2.15% 2/9/22	254,000	255,839
3.35% 2/9/27	30,000	33,081
Dell International 5.45% 6/15/23	58,000	62,207
International Business Machines 2.88% 11/9/22	235,000	241,520
		592,647
Diversified Financial Services–0.57%
Air Lease
3.00% 9/15/23	6,000	6,236
4.25% 9/15/24	38,000	41,245
Aircastle 4.40% 9/25/23	304,000	323,721
American Express 3.63% 12/5/24	30,000	32,535
Aviation Capital Group
2.88% 1/20/22	100,000	100,522
4.88% 10/1/25	66,000	72,735
Capital One Financial 3.20% 1/30/23	317,000	328,194
=Convertible Trust - Energy 0.33% 9/19/24	832,000	901,056
=Convertible Trust - Media 0.25% 12/4/24	848,000	1,055,845
Synchrony Financial 3.95% 12/1/27	54,000	59,568
		2,921,657
Electric–0.19%
Electricite de France 4.88% 1/22/44	84,000	105,989
Georgia Power 3.70% 1/30/50	51,000	54,387
NextEra Energy Capital Holdings
0.65% 3/1/23	395,000	396,336
3.55% 5/1/27	50,000	54,854
Oglethorpe Power 4.55% 6/1/44	52,000	59,444
Ohio Power 5.38% 10/1/21	18,000	18,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric (continued)
PPL Electric Utilities 6.25% 5/15/39	4,000	$ 5,751
Sempra Energy 3.80% 2/1/38	54,000	59,762
Xcel Energy
0.50% 10/15/23	94,000	94,105
3.50% 12/1/49	143,000	152,420
		1,001,048
Electronics–0.03%
Avnet 4.63% 4/15/26	64,000	71,374
Honeywell International 0.48% 8/19/22	77,000	77,009
		148,383
Entertainment–0.08%
Live Nation Entertainment 2.50% 3/15/23	272,000	392,403
		392,403
Food–0.01%
Ingredion 6.63% 4/15/37	23,000	31,937
		31,937
Forest Products & Paper–0.01%
International Paper 6.00% 11/15/41	22,000	30,758
		30,758
Gas–0.01%
NiSource 4.38% 5/15/47	54,000	64,143
		64,143
Health Care Products–0.01%
Medtronic 4.38% 3/15/35	23,000	28,277
		28,277
Health Care Services–0.03%
Laboratory Corp of America Holdings 4.70% 2/1/45	23,000	28,146
UnitedHealth Group 3.50% 8/15/39	135,000	149,049
		177,195
Insurance–0.47%
Allstate 3.28% 12/15/26	28,000	30,671
American Equity Investment Life Holding 5.00% 6/15/27	244,000	281,009
American International Group 4.38% 1/15/55	64,000	78,484
Athene Global Funding
2.75% 6/25/24	250,000	262,354
4.00% 1/25/22	110,000	111,290
Guardian Life Global Funding 2.90% 5/6/24	291,000	308,232

LVIP Invesco Select Equity Income Managed Volatility Fund–9

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Insurance (continued)
Jackson National Life Global Funding
2.10% 10/25/21	46,000	$ 46,049
3.25% 1/30/24	42,000	44,460
Liberty Mutual Group 3.95% 5/15/60	88,000	97,715
Markel
5.00% 3/30/43	34,000	40,850
5.00% 5/20/49	273,000	352,254
Nationwide Financial Services 5.30% 11/18/44	40,000	50,082
PartnerRe Finance 3.70% 7/2/29	210,000	231,301
Protective Life Global Funding 2.62% 8/22/22	295,000	301,215
Prudential Financial 3.91% 12/7/47	14,000	16,230
Reinsurance Group of America 4.70% 9/15/23	34,000	36,561
Travelers 4.60% 8/1/43	60,000	77,407
Willis North America 3.60% 5/15/24	22,000	23,470
WR Berkley 4.63% 3/15/22	38,000	38,724
		2,428,358
Internet–0.11%
Amazon.com 2.88% 5/12/41	549,000	566,249
		566,249
Machinery Diversified–0.07%
Deere & Co 2.60% 6/8/22	314,000	317,279
Rockwell Automation 1.75% 8/15/31	50,000	48,751
		366,030
Media–0.25%
Charter Communications Operating
3.85% 4/1/61	194,000	185,016
4.46% 7/23/22	321,000	329,156
Comcast
2.89% 11/1/51	34,000	32,612
2.94% 11/1/56	24,000	22,670
3.90% 3/1/38	74,000	84,030
4.15% 10/15/28	315,000	362,261
Cox Communications 2.95% 10/1/50	58,000	54,536
Walt Disney 3.00% 9/15/22	220,000	225,717
		1,295,998
Metal Fabricate & Hardware–0.01%
Precision Castparts 2.50% 1/15/23	32,000	32,721
		32,721
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Mining–0.00%
Rio Tinto Finance USA 7.13% 7/15/28	18,000	$ 23,923
		23,923
Oil & Gas–0.11%
BP Capital Markets America 2.94% 6/4/51	208,000	196,663
Chevron
2.50% 3/3/22	210,000	211,616
5.25% 11/15/43	74,000	99,787
ConocoPhillips 4.15% 11/15/34	20,000	22,794
Husky Energy 3.95% 4/15/22	26,000	26,262
		557,122
Packaging & Containers–0.02%
Packaging Corporation of America 4.50% 11/1/23	102,000	109,193
		109,193
Pharmaceuticals–0.36%
AbbVie
4.05% 11/21/39	223,000	256,273
4.50% 5/14/35	64,000	76,503
4.85% 6/15/44	86,000	108,198
AstraZeneca 2.38% 6/12/22	455,000	461,000
Becton Dickinson and Co. 4.88% 5/15/44	35,000	41,234
Bristol-Myers Squibb 4.13% 6/15/39	108,000	129,708
Cigna 4.80% 8/15/38	328,000	401,424
CVS Health 3.38% 8/12/24	34,000	36,280
♦CVS Pass Through Trust 6.04% 12/10/28	172,129	200,872
GlaxoSmithKline Capital 6.38% 5/15/38	6,000	8,852
Mead Johnson Nutrition 4.13% 11/15/25	4,000	4,454
Pfizer 2.20% 12/15/21	100,000	100,405
Zoetis 4.70% 2/1/43	32,000	40,714
		1,865,917
Pipelines–0.24%
Cameron LNG 3.70% 1/15/39	90,000	99,582
Energy Transfer Operating
4.20% 9/15/23	170,000	180,562
4.90% 3/15/35	32,000	36,683
5.00% 5/15/50	106,000	122,295
Enterprise Products Operating
4.25% 2/15/48	68,000	77,021
6.45% 9/1/40	2,000	2,835
Kinder Morgan 5.30% 12/1/34	38,000	46,898
MPLX
4.50% 7/15/23	389,000	411,816

LVIP Invesco Select Equity Income Managed Volatility Fund–10

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
MPLX (continued)
4.50% 4/15/38	78,000	$ 87,074
Plains All American Pipeline 3.65% 6/1/22	32,000	32,421
Spectra Energy Partners 4.50% 3/15/45	48,000	56,328
Sunoco Logistics Partners Operations 5.30% 4/1/44	58,000	67,199
Texas Eastern Transmission 7.00% 7/15/32	16,000	22,150
		1,242,864
Private Equity–0.07%
Apollo Management Holdings 4.00% 5/30/24	270,000	291,983
Brookfield Asset Management 4.00% 1/15/25	40,000	43,458
Carlyle Holdings Finance 3.88% 2/1/23	8,000	8,335
KKR Group FinanceIII 5.13% 6/1/44	28,000	36,196
		379,972
Real Estate Investment Trusts–0.19%
American Tower 1.60% 4/15/26	137,000	137,560
Crown Castle International
2.50% 7/15/31	224,000	223,818
4.75% 5/15/47	4,000	4,891
EPR Properties 4.75% 12/15/26	154,000	168,642
Life Storage 3.50% 7/1/26	40,000	43,614
Office Properties Income Trust 4.00% 7/15/22	66,000	67,525
Regency Centers
2.95% 9/15/29	240,000	251,784
4.65% 3/15/49	69,000	84,260
Service Properties Trust 5.00% 8/15/22	18,000	18,113
		1,000,207
Retail–0.14%
Dollar General 3.25% 4/15/23	32,000	33,179
Home Depot 2.63% 6/1/22	315,000	319,402
Starbucks 3.55% 8/15/29	300,000	332,354
Walgreens Boots Alliance 4.50% 11/18/34	40,000	46,251
		731,186
Semiconductors–0.16%
Broadcom 3.47% 4/15/34	60,000	61,784
Marvell Technology 2.45% 4/15/28	192,000	195,604
Micron Technology 4.66% 2/15/30	100,000	115,425
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Semiconductors (continued)
NXP
3.88% 9/1/22	325,000	$ 334,674
5.35% 3/1/26	64,000	74,007
Texas Instruments 2.63% 5/15/24	20,000	20,969
		802,463
Software–0.16%
Fiserv 3.80% 10/1/23	138,000	146,694
Microsoft 3.50% 2/12/35	36,000	41,453
Oracle 3.60% 4/1/40	175,000	181,477
salesforce.com 2.70% 7/15/41	217,000	216,358
VMware 1.00% 8/15/24	239,000	239,798
		825,780
Telecommunications–0.30%
AT&T
3.00% 6/30/22	46,000	46,692
3.50% 9/15/53	220,000	217,738
3.55% 9/15/55	14,000	13,806
3.80% 12/1/57	161,000	164,470
4.30% 2/15/30	30,000	34,427
Rogers Communications
4.30% 2/15/48	136,000	151,757
4.50% 3/15/43	52,000	59,420
T-Mobile USA 3.40% 10/15/52	118,000	115,084
Verizon Communications
3.40% 3/22/41	92,000	96,080
4.40% 11/1/34	28,000	33,160
4.81% 3/15/39	44,000	54,581
Viavi Solutions
1.00% 3/1/24	252,000	327,600
1.75% 6/1/23	207,000	259,005
		1,573,820
Transportation–0.13%
Burlington Northern Santa Fe 3.05% 3/15/22	150,000	150,836
CSX 5.50% 4/15/41	34,000	45,750
FedEx 4.90% 1/15/34	38,000	46,797
Norfolk Southern 3.40% 11/1/49	103,000	109,786
Union Pacific
3.20% 5/20/41	161,000	169,725
3.65% 2/15/24	9,000	9,564
3.84% 3/20/60	51,000	58,512
4.15% 1/15/45	39,000	44,681
United Parcel Service 3.40% 11/15/46	22,000	24,234
		659,885
Total Corporate Bonds (Cost $23,714,339)		25,595,298

LVIP Invesco Select Equity Income Managed Volatility Fund–11

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
U.S. TREASURY OBLIGATIONS–5.02%
U.S. Treasury Bonds
4.50% 2/15/36	1,088,200	$ 1,486,966
4.50% 8/15/39	3,600	5,056
4.38% 5/15/40	7,200	10,019
2.38% 5/15/51	1,456,000	1,553,825
1.75% 8/15/41	470,300	449,577
U.S. Treasury Notes
0.13% 8/31/23	7,244,700	7,225,456
1.13% 8/31/28	2,970,200	2,934,929
1.25% 8/15/31	2,212,500	2,158,916
0.75% 8/31/26	7,849,800	7,765,783
0.38% 9/15/24	2,277,500	2,267,714
Total U.S. Treasury Obligations (Cost $25,982,188)		25,858,241

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–6.43%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 0.03%)	33,139,145	$ 33,139,145
Total Money Market Fund (Cost $33,139,145)		33,139,145

TOTAL INVESTMENTS–99.55% (Cost $411,920,870)	513,244,157
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.45%	2,322,036
NET ASSETS APPLICABLE TO 36,878,288 SHARES OUTSTANDING–100.00%	$515,566,193

† Non-income producing.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."

The following foreign currency exchange contracts and futures contracts were outstanding at September 30, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
SSB	CAD	(984,511)	USD	770,630	10/29/21	$—	$(6,624)
SSB	CAD	(92,356)	USD	72,993	10/29/21	80	—
SSB	CHF	156,995	USD	(170,114)	10/29/21	—	(1,532)
SSB	CHF	(156,995)	USD	170,127	10/29/21	1,546	—
SSB	EUR	(1,010,322)	USD	1,186,581	10/29/21	15,617	—
SSB	GBP	(2,267,179)	USD	3,098,363	10/29/21	43,448	—
SSB	GBP	33,881	USD	(46,435)	10/29/21	—	(783)
Total Foreign Currency Exchange Contracts						$60,691	$(8,939)
LVIP Invesco Select Equity Income Managed Volatility Fund–12

LVIP Invesco Select Equity Income Managed Volatility Fund
Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
8	British Pound	$673,750	$687,821	12/13/21	$—	$(14,071)
8	Euro	1,160,000	1,183,611	12/13/21	—	(23,611)
8	Japanese Yen	898,100	907,621	12/13/21	—	(9,521)
					—	(47,203)
Equity Contracts:
38	E-mini S&P MidCap 400 Index	10,006,160	10,252,140	12/17/21	—	(245,980)
7	FTSE 100 Index	667,158	657,735	12/17/21	9,422	—
3	Nikkei 225 Index (OSE)	794,106	803,283	12/9/21	—	(9,177)
					9,422	(255,157)
Total Futures Contracts					$9,422	$(302,360)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
ADR–American Depositary Receipt
CAD–Canadian Dollar
CHF–Swiss Franc
EUR–Euro
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IT–Information Technology
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LNG–Liquefied Natural Gas
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
SSB–State Street Bank
USD–United States Dollar
See accompanying notes.
LVIP Invesco Select Equity Income Managed Volatility Fund–13

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Invesco Select Equity Income Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
LVIP Invesco Select Equity Income Managed Volatility Fund–14

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$13,565,883	$—	$—	$13,565,883
Air Freight & Logistics	2,878,543	—	—	2,878,543
Airlines	827,634	—	—	827,634
Auto Components	355,591	—	—	355,591
Automobiles	5,874,633	—	—	5,874,633
Banks	37,886,330	—	—	37,886,330
Beverages	4,396,063	4,270,329	—	8,666,392
Biotechnology	4,172,012	—	—	4,172,012
Building Products	3,259,169	—	—	3,259,169
Capital Markets	18,515,161	—	—	18,515,161
Chemicals	9,555,411	1,059,524	—	10,614,935
Commercial Services & Supplies	1,821,478	—	—	1,821,478
Communications Equipment	7,253,486	—	—	7,253,486
Construction & Engineering	1,639,349	—	—	1,639,349
Construction Materials	688,461	—	—	688,461
Consumer Finance	6,104,512	—	—	6,104,512
Containers & Packaging	3,853,802	—	—	3,853,802
Distributors	361,508	—	—	361,508
Diversified Financial Services	1,594,786	—	—	1,594,786
Diversified Telecommunication Services	4,181,018	1,656,777	—	5,837,795
Electric Utilities	13,750,913	—	—	13,750,913
Electrical Equipment	3,872,199	1,395,275	—	5,267,474
Electronic Equipment, Instruments & Components	5,114,037	—	—	5,114,037
Energy Equipment & Services	868,773	—	—	868,773
Entertainment	7,923,503	—	—	7,923,503
Equity Real Estate Investment Trusts	8,068,419	—	—	8,068,419
Food & Staples Retailing	7,512,466	—	—	7,512,466
Food Products	8,036,191	2,511,976	—	10,548,167
Health Care Equipment & Supplies	12,852,179	—	—	12,852,179
Health Care Providers & Services	15,839,285	—	—	15,839,285
Health Care Technology	672,693	—	—	672,693
Hotels, Restaurants & Leisure	10,065,791	—	—	10,065,791
Household Durables	1,009,072	—	—	1,009,072
Household Products	1,803,357	—	—	1,803,357
Industrial Conglomerates	2,857,755	—	—	2,857,755
Insurance	16,964,965	—	—	16,964,965
Interactive Media & Services	2,593,861	—	—	2,593,861
Internet & Direct Marketing Retail	2,165,774	—	—	2,165,774
IT Services	18,991,789	—	—	18,991,789
Leisure Products	302,673	—	—	302,673
Life Sciences Tools & Services	2,066,060	—	—	2,066,060
Machinery	10,447,660	—	—	10,447,660
Media	10,027,419	—	—	10,027,419
Metals & Mining	3,009,301	—	—	3,009,301
Multiline Retail	3,900,925	—	—	3,900,925
Multi-Utilities	5,378,293	—	—	5,378,293
Oil, Gas & Consumable Fuels	21,647,610	1,848,585	—	23,496,195
Personal Products	340,720	1,320,035	—	1,660,755
Pharmaceuticals	19,729,916	2,580,171	—	22,310,087
Professional Services	1,501,882	—	—	1,501,882
Real Estate Management & Development	3,988,060	—	—	3,988,060
Road & Rail	4,796,818	—	—	4,796,818
Semiconductors & Semiconductor Equipment	13,107,625	—	—	13,107,625
Software	10,107,959	—	—	10,107,959
Specialty Retail	8,146,283	877,308	—	9,023,591
Technology Hardware, Storage & Peripherals	2,587,074	—	—	2,587,074
LVIP Invesco Select Equity Income Managed Volatility Fund–15

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Textiles, Apparel & Luxury Goods	$1,884,647	$—	$—	$1,884,647
Tobacco	3,704,270	—	—	3,704,270
Trading Companies & Distributors	691,858	—	—	691,858
Water Utilities	344,842	—	—	344,842
Wireless Telecommunication Services	338,564	791,373	—	1,129,937
Convertible Preferred Stock	361,046	—	—	361,046
Preferred Stock	29,784	—	—	29,784
Agency Obligation	—	98,690	—	98,690
Convertible Bonds	—	12,052,289	—	12,052,289
Corporate Bonds
Aerospace & Defense	—	387,140	—	387,140
Agriculture	—	398,274	—	398,274
Airlines	—	132,253	—	132,253
Auto Manufacturers	—	697,511	—	697,511
Banks	—	3,405,559	—	3,405,559
Beverages	—	370,061	—	370,061
Biotechnology	—	337,393	—	337,393
Chemicals	—	16,971	—	16,971
Computers	—	592,647	—	592,647
Diversified Financial Services	—	964,756	1,956,901	2,921,657
Electric	—	1,001,048	—	1,001,048
Electronics	—	148,383	—	148,383
Entertainment	—	392,403	—	392,403
Food	—	31,937	—	31,937
Forest Products & Paper	—	30,758	—	30,758
Gas	—	64,143	—	64,143
Health Care Products	—	28,277	—	28,277
Health Care Services	—	177,195	—	177,195
Insurance	—	2,428,358	—	2,428,358
Internet	—	566,249	—	566,249
Machinery Diversified	—	366,030	—	366,030
Media	—	1,295,998	—	1,295,998
Metal Fabricate & Hardware	—	32,721	—	32,721
Mining	—	23,923	—	23,923
Oil & Gas	—	557,122	—	557,122
Packaging & Containers	—	109,193	—	109,193
Pharmaceuticals	—	1,865,917	—	1,865,917
Pipelines	—	1,242,864	—	1,242,864
Private Equity	—	379,972	—	379,972
Real Estate Investment Trusts	—	1,000,207	—	1,000,207
Retail	—	731,186	—	731,186
Semiconductors	—	802,463	—	802,463
Software	—	825,780	—	825,780
Telecommunications	—	1,573,820	—	1,573,820
Transportation	—	659,885	—	659,885
U.S. Treasury Obligations	—	25,858,241	—	25,858,241
Money Market Fund	33,139,145	—	—	33,139,145
Total Investments	$431,328,286	$79,958,970	$1,956,901	$513,244,157
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$60,691	$—	$60,691
Futures Contract	$9,422	$—	$—	$9,422
Liabilities:
Foreign Currency Exchange Contracts	$—	$(8,939)	$—	$(8,939)
Futures Contracts	$(302,360)	$—	$—	$(302,360)
During the period ended September 30, 2021, there were no material transfers to or from Level 3 investments.
LVIP Invesco Select Equity Income Managed Volatility Fund–16

LVIP Invesco Select Equity Income Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
As a result of utilizing International fair value pricing at September 30, 2021, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP Invesco Select Equity Income Managed Volatility Fund–17